UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mariner Investment Group, LLC
Address: 500 Mamaroneck Avenue
         4th Floor
         Harrison, New York  10528

13F File Number:  28-11231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Russell A. Thompson
Title:     Deputy General Counsel & Chief Compliance Officer
Phone:     914-670-4335

Signature, Place, and Date of Signing:

     /s/ Russell A. Thompson     Harrison, New York     February 12, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-11307                      Dolphin Financial Partners, LLC
       28-10727                      Havens Advisors LLC
       28-                           Tricadia Capital Management, LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $39,601 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM              003687100        1    20000 SH  CALL DEFINED                     0    20000        0
ALTERNATIVE ASSET MGMT ACQU    *W EXP 08/01/201 02149U119       87  1242371 SH       DEFINED                     0  1242371        0
AMBASSADORS INTL INC           COM              023178106      191   293759 SH       DEFINED                     0   293759        0
BLACKROCK BROAD INVT GRD 200   COM              09247Q106      239    19667 SH       DEFINED                     0    19667        0
CALPINE CORP                   COM NEW          131347304      217    29790 SH       DEFINED                     0    29790        0
CHAMPION ENTERPRISES INC       NOTE 2.750%11/0  158496AC3      805  7000000 PRN      DEFINED                     0  7000000        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      148  1827958 SH       DEFINED                     0  1827958        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109      581   195015 SH       DEFINED                     0   195015        0
CLARIENT INC                   COM              180489106       84    51255 SH       DEFINED                     0    51255        0
DANA HOLDING CORP              COM              235825205       81   109837 SH       DEFINED                     0   109837        0
DDI CORP                       COM 0.0001 NEW   233162502     1357   440534 SH       DEFINED                     0   440534        0
DEUTSCHE BK AG LONDON BRH      PS CR OIL DD ETN 25154K882       64    25000 SH       DEFINED                     0    25000        0
DOMINOS PIZZA INC              COM              25754A201      858   182148 SH       DEFINED                     0   182148        0
DWS GLOBAL COMMODITIES STK F   COM              23338Y100      546   100000 SH       DEFINED                     0   100000        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104      685   119167 SH       DEFINED                     0   119167        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717      960   300000 SH       DEFINED                     0   300000        0
GLOBAL INCOME&CURRENCY FD IN   COM              378968101      975    69826 SH       DEFINED                     0    69826        0
GRACE W R & CO DEL NEW         COM              38388F108      298    50000 SH       DEFINED                     0    50000        0
GRAPHIC PACKAGING HLDG CO      COM              388689101       55    48169 SH       DEFINED                     0    48169        0
GSC ACQUISITION COMPANY        *W EXP 06/25/201 40053G114       16   791676 SH       DEFINED                     0   791676        0
HYTHIAM INC                    COM              44919F104      392  1004343 SH       DEFINED                     0  1004343        0
IPCS INC                       COM NEW          44980Y305     2352   342901 SH       DEFINED                     0   342901        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      294   772455 SH       DEFINED                     0   772455        0
MBIA INC                       COM              55262C100       22    21700 SH  PUT  DEFINED                     0    21700        0
MINEFINDERS LTD                COM              602900102      653   129200 SH       DEFINED                     0   129200        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126       68    16368 SH       DEFINED                     0    16368        0
NATHANS FAMOUS INC NEW         COM              632347100     4941   388415 SH       DEFINED                     0   388415        0
NEWTEK BUSINESS SVCS INC       COM              652526104       85   387090 SH       DEFINED                     0   387090        0
NEXCEN BRANDS INC              COM              653351106      229  2082726 SH       DEFINED                     0  2082726        0
PAN AMERICAN SILVER CORP       COM              697900108      533    30940 SH       DEFINED                     0    30940        0
PINNACLE AIRL CORP             NOTE 3.250% 2/1  723443AB3    11043 16005000 PRN      DEFINED                     0 16005000        0
PMI GROUP INC                  COM              69344M101       59    30000 SH       DEFINED                     0    30000        0
PORTLAND GEN ELEC CO           COM NEW          736508847      808    41501 SH       DEFINED                     0    41501        0
PROTECTION ONE INC             COM NEW          743663403     5598  1171214 SH       DEFINED                     0  1171214        0
RADIAN GROUP INC               COM              750236101      114    30843 SH       DEFINED                     0    30843        0
RURAL / METRO CORP             COM              781748108       19    10746 SH       DEFINED                     0    10746        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      150  2500000 SH  CALL DEFINED                     0  2500000        0
SMURFIT-STONE CONTAINER CORP   PFD CV EX A 7%   832727200     1389   884870 SH       DEFINED                     0   884870        0
SOLUTIA INC                    COM NEW          834376501      411    91339 SH       DEFINED                     0    91339        0
SPANSION INC                   COM CL A         84649R101      116   614250 SH       DEFINED                     0   614250        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118       92  1316096 SH       DEFINED                     0  1316096        0
VICTORY ACQUISITION CORP       COM              92644D100     1827   188400 SH       DEFINED                     0   188400        0
XCORPOREAL INC                 COM              98400P104      158   926920 SH       DEFINED                     0   926920        0